Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Commitments [Line Items]
Commitments to extend credit	¥ 2,271,168	¥ 2,301,943
Commitments to invest	26,511	136,367
Liquidity facilities to central clearing counterparties [Member]
Commitments [Line Items]
Commitments to extend credit	1,214,587	1,400,076
Other commitments to extend credit [Member]
Commitments [Line Items]
Commitments to extend credit	¥ 1,056,581	¥ 901,867